Share capital and reserves - Listing and Share Transaction Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Share issue related cost, beginning balance	€ 24.9	€ 13.8
Share transaction costs	2.1	11.1
Share issue related cost, ending balance	€ 27.0	€ 24.9